FINANCIAL (EXPENSES) INCOME, NET	12 Months Ended
Dec. 31, 2017
FINANCIAL (EXPENSES) INCOME, NET [Abstract]
FINANCIAL (EXPENSES) INCOME, NET
NOTE 16:	FINANCIAL (EXPENSES) INCOME, NET

	2017	2016	2015
	$	$	$
Financial expenses:

Interest, bank charges and fees	(211)	(219)	(211)
Exchange differences, net	(327)	-	(66)
Unwind of discount earn out liability		(118)	-

Total financial expenses	(538)	(337)	(277)
Financial income:
Exchange differences, net	-	34	-

Total financial income	-	34	-

Total financial expenses, net	(538)	(303)	(277)